Income Taxes - Schedule of Current Income Taxes Expense (Recovery) (Details) - CAD ($)	12 Months Ended	13 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Income Tax [Abstract]
Current		$ 2,294,471
Adjustment of prior year income taxes expense (recovery)	$ (1,932,831)
Current income taxes expense (recovery)	$ (1,932,831)	$ 2,294,471